Deposits (Tables)	3 Months Ended
Jan. 31, 2025
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	January 31, 2025	October 31, 2024
Amortized cost deposits by:
Banks (4)	$5,081	$2,439	$1,831	$23,265	$32,616	$32,546
Business and government	74,069	41,832	212,611	249,857	578,369	575,019
Individuals	3,967	35,796	150,192	139,246	329,201	320,767
Total amortized cost deposits	83,117	80,067	364,634	412,368	940,186	928,332
Deposits at FVTPL	-	-	-	56,646	56,646	54,108
Total (5)	$83,117	$80,067	$364,634	$469,014	$996,832	$982,440
Booked in:
Canada	$72,647	$68,057	$151,640	$326,995	$619,339	$618,141
United States	10,402	12,009	211,102	93,808	327,321	314,066
Other countries	68	1	1,892	48,211	50,172	50,233
Total	$83,117	$80,067	$364,634	$469,014	$996,832	$982,440

(1)	Includes $46,979 million of non-interest bearing deposits as at January 31, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $64,536 million of senior unsecured debt as at January 31, 2025 subject to the Bank Recapitalization
(Bail-In)
regime ($65,986 million as at October 31, 2024). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $29,063 million as at January 31, 2025 ($29,136 million as at October 31, 2024) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $539,423 million of deposits denominated in U.S. dollars as at January 31, 2025 ($521,160 million as at October 31, 2024), and $55,039 million of deposits denominated in other foreign currencies ($54,397 million as at October 31, 2024).

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at January 31, 2025	$277,246	$82,792	$48,203	$408,241
As at October 31, 2024	285,555	77,313	48,086	410,954

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at January 31, 2025	$52,532	$46,585	$48,980	$129,149	$277,246
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555